INCOME TAXES (Tables)	0 Months Ended
Dec. 31, 2014
Income Taxes [Absract]
Schedule of income before income taxes
NOTE 16—INCOME TAXES:

a.	Income before income taxes is comprised of the following:
	Year ended December 31,
	2014	2013	2012

	(U.S. $ in millions)
The Parent Company and its Israeli subsidiaries	$2,139	$1,303	$1,660
Non-Israeli subsidiaries	1,499	(53)	159
	$3,638	$1,250	$1,819

Schedule of the provision for income taxes
b.	Income taxes:
	Year ended December 31,
	2014	2013	2012

	(U.S. $ in millions)
In Israel	$147	$197	$5
Outside Israel	444	(240)	(142)
	$591	$(43)	$(137)

Current	$879	$1,096	$564
Deferred	(288)	(1,139)	(701)
	$591	$(43)	$(137)

Accumulated Other Comprehensive Income/(Loss) (net of tax)
	Year ended December 31,
	2014	2013	2012
	(U.S. $ in millions)
Income before income taxes	$3,638	$1,250	$1,819
Statutory tax rate in Israel	26.5%	25%	25%
Theoretical provision for income taxes	$964	$313	$455
Increase (decrease) in effective tax rate due to:
The Parent Company and its Israeli subsidiaries -
Mainly tax benefits arising from reduced tax rates under benefit programs	(524)	(535)	(520)
Amendment 69 payments and finalization of prior years' tax audits, net of decrease of related uncertain tax positions	-	248	-
Non-Israeli subsidiaries	88	(275)	(83)
Increase in other uncertain tax positions—net	63	206	11
Effective consolidated income taxes	$591	$(43)	$(137)

Schedule of deferred income taxes
c.	Deferred income taxes:
		Year ended December 31,
		2014	2013

		(U.S. $ in millions)
Short-term deferred tax assets—net:
	Inventory related	$383	$405
	Sales reserves and allowances	357	321
	Provision for legal settlements	229	235
	Provisions for employee-related obligations	66	81
	Carryforward losses and deductions (*)	59	179
	Other	78	75
		1,172	1,296
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(213)	(249)
		$959	$1,047

*	The amount in 2014 is shown after reduction for unrecognized tax benefits of $143 million, where we have net operating loss carryforwards, similar tax losses, and/or tax credit carryforwards that are available, under the tax law of the applicable jurisdiction, to offset any additional income taxes that would result from the settlement of a tax position. For additional information, see below.

		Year ended December 31,
		2014	2013

Long-term deferred tax assets (liabilities)—net:		(U.S. $ in millions)
	Intangible assets	$(1,098)	$(1,412)
	Carryforward losses and deductions(*)(**)	1,043	1,415
	Property, plant and equipment	(218)	(181)
	Provisions for employee related obligations	39	19
	Other	(21)	60
		(255)	(99)
Valuation allowance—in respect of carryforward losses and deductions that may not be utilized		(458)	(542)
		$(713)	$(641)
		$246	$406

*	The amount in 2014 is shown after reduction for unrecognized tax benefits of $150 million, see above
**	This amount represents the tax effect of gross carryforward losses and deductions with the following expirations: 2016-2017 — $192 million; 2018-2024 — $302 million; 2025 and thereafter — $194 million. The remaining balance—$505 million—can be utilized with no expiration date.

Schedule of deferred income taxes by report caption
The deferred income taxes are reflected in the balance sheets among:
	December 31,
	2014	2013

	(U.S. $ in millions)
Current assets—deferred income taxes	$993	$1,084
Current liabilities—other current liabilities	(34)	(37)
Other non-current assets	388	606
Long-term liabilities—deferred income taxes	(1,101)	(1,247)
	$246	$406

Schedule of unrecognized tax benefits
	Year ended December 31,
	2014	2013	2012

	(U.S. $ in millions)
Balance at the beginning of the year	$665	$903	$907
Increase (decrease) related to prior year tax positions, net	38	29	(10)
Increase related to current year tax positions	51	176	151
Decrease related to settlements with tax authorities and lapse of applicable statutes of limitations	(38)	(461)	(146)
Other	(3)	18	1
Balance at the end of the year	$713	$665	$903